Long-Term Debt And Short-Term Borrowings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2012 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020		Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020		Nov. 30, 2012 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Minimum		Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Minimum		Nov. 30, 2012 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Maximum		Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Maximum		Nov. 30, 2012 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025		Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025		Nov. 30, 2012 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Minimum		Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Minimum		Nov. 30, 2012 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Maximum		Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Maximum		Nov. 30, 2012 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024		Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024		Nov. 30, 2012 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024 Minimum		Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024 Minimum		Nov. 30, 2012 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024 Maximum		Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024 Maximum		Nov. 30, 2012 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026		Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026		Nov. 30, 2012 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026 Minimum		Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026 Minimum		Nov. 30, 2012 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026 Maximum		Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026 Maximum		Nov. 30, 2012 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015		Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015		Nov. 30, 2012 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015 Minimum		Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015 Minimum		Nov. 30, 2012 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015 Maximum		Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015 Maximum		Nov. 30, 2012 Bank Loans Euro Fixed Rate Bank Loans Bearing Interest At 3.9% Due In 2021		Nov. 30, 2011 Bank Loans Euro Fixed Rate Bank Loans Bearing Interest At 3.9% Due In 2021		Nov. 30, 2012 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016		Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016		Nov. 30, 2012 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016 Minimum		Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016 Minimum		Nov. 30, 2012 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016 Maximum		Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016 Maximum		Nov. 30, 2012 Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (0.8%), Due in 2014		Nov. 30, 2011 Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (0.8%), Due in 2014		Nov. 30, 2012 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016		Nov. 30, 2012 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Minimum		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Minimum		Nov. 30, 2012 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Maximum		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Maximum		Nov. 30, 2012 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018		Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018		Nov. 30, 2012 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018 Minimum		Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018 Minimum		Nov. 30, 2012 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018 Maximum		Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018 Maximum		Nov. 30, 2012 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028		Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028		Nov. 30, 2012 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Minimum		Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Minimum		Nov. 30, 2012 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Maximum		Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Maximum		Nov. 30, 2012 Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013		Nov. 30, 2011 Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013		Nov. 30, 2012 Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012		Nov. 30, 2011 Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012		Nov. 30, 2012 Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3%		Nov. 30, 2011 Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3%		Nov. 30, 2012 Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.7%		Nov. 30, 2011 Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.7%		Nov. 30, 2012 U.S Dollar Denominated Debt	Nov. 30, 2011 U.S Dollar Denominated Debt	Nov. 30, 2012 Euro Denominated	Nov. 30, 2011 Euro Denominated	Nov. 30, 2011 Sterling Denominated Debt	Nov. 30, 2012 Debt Interest Rate Subject To Credit Rating Changes	Nov. 30, 2012 Unsecured Floating Rate Export Credit Facilities	Nov. 30, 2012 Unsecured Floating Rate Euro Denominated Export Credit Facility	Nov. 30, 2012 Fixed Rate Debt	Nov. 30, 2012 Unsecured Floating Rate Bank Loan
Debt Outstanding [Line Items]
Debt instrument, interest rate						4.20%	[1]	4.20%	[1]	5.50%	[1]	5.50%	[1]					3.80%	[1]	3.80%	[1]	4.50%	[1]	4.50%	[1]					1.90%	[1]	1.90%	[1]	2.00%	[1]	2.00%	[1]					0.40%	[1]	0.40%	[1]	2.00%	[1]	2.00%	[1]					3.50%	[1]	3.50%	[1]	4.40%	[1]	4.40%	[1]	3.90%	[1]	3.90%	[1]					1.00%	[1]	1.00%	[1]	1.30%	[1]	1.30%	[1]	0.80%	[1]	0.80%	[1]					5.90%	[1]	5.90%	[1]	6.00%	[1]	6.00%	[1]					6.90%	[1]	6.90%	[1]	7.30%	[1]	7.30%	[1]					6.70%	[1]	6.70%	[1]	7.20%	[1]	7.20%	[1]	4.30%	[1]	4.30%	[1]	5.60%	[1]	5.60%	[1]	0.30%	[1]	0.30%	[1]	1.70%	[1]	1.70%	[1]
Debt instrument maturity year	2013	2020	[1]	2020	[1]									2025	[1]	2025	[1]									2024	[1]	2024	[1]									2026	[1]	2026	[1]									2015	[1]	2015	[1]									2021	[1]	2021	[1]	2016	[1]	2016	[1]									2014	[1]	2014	[1]	2016	[1]	2016	[1]									2018	[1]	2018	[1]									2028	[1]	2028	[1]									2013	[1]	2013	[1]	2012	[1]	2012	[1]																	2012	2014
Debt instrument, interest rate above LIBOR rate																														1.30%	[1]	1.30%	[1]	1.60%	[1]	1.60%	[1]																																	0.70%	[1]	0.70%	[1]	1.00%	[1]	1.00%	[1]
Debt instrument, interest rate above EURIBOR rate																																										0.20%	[1]	0.20%	[1]	1.00%	[1]	1.00%	[1]																													0.60%	[1]	0.60%	[1]
Percentage of Total Debt																																																																																																																																						58.00%	56.00%	42.00%	41.00%	3.00%
Unsecured long-term debt		$ 2,009	[1],[2]	$ 2,340	[1],[2]									$ 423	[1],[2]	$ 470	[1],[2]									$ 1,303	[1],[3]	$ 872	[1],[3]									$ 1,516	[1],[2],[4]	$ 1,314	[1],[2],[4]									$ 650	[1],[2],[5],[6]	$ 850	[1],[2],[5],[6]									$ 296	[1],[2]	$ 350	[1],[2]	$ 700	[1],[2],[6]	$ 500	[1],[2],[6]									$ 132	[1],[2]	$ 135	[1],[2]	$ 116	[1]	$ 121	[1]									$ 185	[1],[2]	$ 247	[1],[2]									$ 517	[1]	$ 528	[1]									$ 971	[1]	$ 997	[1]			$ 314	[1]														$ 3,800	$ 560	$ 383	$ 150	$ 200
Debt instrument maturity period																																																																																																																																												2024-05	2024-05
Payments of unsecured debt	$ 200

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2012, 58% and 42% of our debt was U.S. dollar and euro-denominated, respectively, and at November 30, 2011, 56%, 41% and 3% of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring significant costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2012, we believe we were in compliance with all of our debt covenants.
[2]	Includes $3.8 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon certain downgrades in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
[3]	In 2012, we borrowed $560 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Breeze's purchase price and is due in semi-annual installments through May 2024.
[4]	In 2012, we borrowed $383 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAmar's purchase price and is due in semi-annual installments through May 2024.
[5]	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
[6]	In 2012, we borrowed $200 million under a bank loan, which is due in 2014. This bank loan was used to repay an existing $200 million unsecured fixed rate bank loan at maturity in 2012.